Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 13.3%
93,089	iShares 20+ Year Treasury Bond ETF	$ 15,197,710	1.9
200,410	iShares iBoxx Investment Grade Corporate Bond ETF	26,997,231	3.4
126,705	Vanguard S&P 500 ETF	38,980,793	5.0
224,087	Vanguard Value ETF	23,419,333	3.0

	Total Exchange-Traded Funds
	(Cost $97,481,003)	104,595,067	13.3

MUTUAL FUNDS: 85.7%
	Affiliated Investment Companies: 85.7%
2,381,348	Voya Global Bond Fund - Class R6	23,218,141	3.0
4,017,289	Voya High Yield Bond Fund - Class R6	31,053,644	4.0
11,476,156	Voya Intermediate Bond Fund - Class R6	123,024,397	15.7
560,195	Voya Large-Cap Growth Fund - Class R6	31,348,517	4.0
2,122,617	Voya Multi-Manager Emerging Markets Equity Fund - Class I	27,381,765	3.5
4,072,866	Voya Multi-Manager International Equity Fund - Class I	46,919,411	6.0
7,504,242	Voya Multi-Manager International Factors Fund - Class I	69,864,490	8.9
1,188,496	Voya Multi-Manager Mid Cap Value Fund - Class I	9,793,205	1.2
1,177,784	Voya Strategic Income Opportunities Fund - Class R6	11,565,839	1.5
2,674,480	Voya U.S. High Dividend Low Volatility Fund - Class R6	31,157,696	4.0
5,468,842	Voya U.S. Stock Index Portfolio - Class I	93,845,333	12.0
5,378,310	VY® BrandywineGLOBAL - Bond Portfolio - Class I	61,581,648	7.8
2,709,956	VY® T. Rowe Price Capital Appreciation Portfolio - Class I	77,775,745	9.9
773,897	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	9,805,279	1.2
246,673	VY® T. Rowe Price Growth Equity Portfolio - Class I	23,589,342	3.0

	Total Mutual Funds
	(Cost $631,685,423)	671,924,452	85.7

	Total Investments in Securities (Cost $729,166,426)	$ 776,519,519	99.0
	Assets in Excess of Other Liabilities	7,661,903	1.0
	Net Assets	$ 784,181,422	100.0

Voya Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Exchange-Traded Funds	$104,595,067	$–	$–	$104,595,067
Mutual Funds	671,924,452	–	–	671,924,452
Total Investments, at fair value	$776,519,519	$–	$–	$776,519,519
Other Financial Instruments+
Futures	803,051	–	–	803,051
Total Assets	$777,322,570	$–	$–	$777,322,570
Liabilities Table
Other Financial Instruments+
Futures	$(648,044)	$–	$–	$(648,044)
Total Liabilities	$(648,044)	$–	$–	$(648,044)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended September 30, 2020, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2019	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 9/30/20	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Floating Rate Fund - Class I	$24,961,467	$1,837,439	$(27,534,335)	$735,429	$-	$-	$(3,766,136)	$-
Voya Global Bond Fund - Class R6	24,717,402	3,075,261	(5,034,318)	459,796	23,218,141	-	(231,604)	-
Voya High Yield Bond Fund - Class R6	-	31,006,360	(2,094,663)	2,141,947	31,053,644	-	305,158	-
Voya Intermediate Bond Fund - Class R6	87,587,859	57,999,283	(25,492,002)	2,929,257	123,024,397	-	1,070,850	-
Voya Large Cap Value Fund - Class R6	39,800,180	5,059,044	(45,393,552)	534,328	-	-	(8,358,202)	-
Voya Large-Cap Growth Fund - Class R6	44,127,237	1,966,904	(18,628,187)	3,882,563	31,348,517	-	51,758	-
Voya MidCap Opportunities Portfolio - Class I	10,334,739	271,940	(10,026,818)	(579,861)	-	-	(167,186)	-
Voya Multi-Manager Emerging Markets Equity Fund - Class I	29,986,325	3,639,715	(7,147,425)	903,150	27,381,765	-	(841,655)	-
Voya Multi-Manager International Equity Fund - Class I	33,875,015	19,007,086	(7,624,986)	1,662,296	46,919,411	-	387,328	-
Voya Multi-Manager International Factors Fund - Class I	83,768,632	7,294,876	(18,398,347)	(2,800,671)	69,864,490	-	(1,596,975)	-
Voya Multi-Manager Mid Cap Value Fund - Class I	10,390,458	2,375,798	(2,161,859)	(811,192)	9,793,205	-	(668,048)	-
Voya Short Term Bond Fund - Class R6	26,592,442	374,077	(26,848,080)	(118,439)	-	-	(556,578)	-
Voya Small Company Portfolio - Class I	16,687,907	3,144,801	(21,127,982)	1,295,274	-	-	(5,123,361)	-
Voya Strategic Income Opportunities Fund - Class R6	32,916,523	3,146,115	(23,999,055)	(497,744)	11,565,839	-	(1,976,979)	-
Voya U.S. Bond Index Portfolio - Class I	16,308,033	266,839	(15,671,670)	(903,202)	-	-	1,518,853	-
Voya U.S. High Dividend Low Volatility Fund - Class R6	41,617,611	6,848,667	(14,319,995)	(2,988,587)	31,157,696	-	(546,097)	-
Voya U.S. Stock Index Portfolio - Class I	88,356,621	23,918,475	(19,400,458)	970,695	93,845,333	-	966,133	7,042,991
VY® BrandywineGLOBAL - Bond Portfolio - Class I	48,938,331	22,696,735	(13,345,312)	3,291,894	61,581,648	-	827,819	444,429
VY® T. Rowe Price Capital Appreciation Portfolio - Class I	83,204,754	9,291,109	(12,768,712)	(1,951,406)	77,775,745	-	(274,386)	10,692,606
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Class I	-	9,913,550	(1,124,588)	1,016,317	9,805,279	-	128,463	767,706
VY® T. Rowe Price Growth Equity Portfolio - Class I	41,790,517	2,528,061	(27,974,123)	7,244,887	23,589,342	-	(4,459,508)	856,603
	$785,962,053	$215,662,135	$(346,116,467)	$16,416,731	$671,924,452	$-	$(23,310,353)	$19,804,335

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At September 30, 2020, the following futures contracts were outstanding for Voya Solution 2025 Portfolio:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	419	12/18/20	$31,517,180	$(561,925)
S&P 500® E-Mini	70	12/18/20	11,732,000	(69,433)
			$43,249,180	$(631,358)
Short Contracts:
Mini MSCI EAFE Index	(251)	12/18/20	(23,257,660)	715,435
Mini MSCI Emerging Markets Index	(73)	12/18/20	(3,973,025)	87,616
U.S. Treasury 10-Year Note	(110)	12/21/20	(15,348,437)	(16,686)
			$(42,579,122)	$786,365

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $743,427,250.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$50,233,733
Gross Unrealized Depreciation	(16,986,457)
Net Unrealized Appreciation	$33,247,276